Other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets [Abstract]
Other receivables	$ 1	$ 55
Loan receivables	2,320	0
Provincial sales tax receivable	10,023	0
Interest receivable	75	1
GST receivable	11,235	737
Other receivables	$ 23,654	$ 793	$ 331